Allowance for Credit Losses	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance for Credit Losses
Allowance for Credit Losses
The table below summarizes the changes in the allowance for credit losses by portfolio segment for 2015, 2014 and 2013.

	2015
(Dollars in millions)	Consumer Real Estate	Credit Card and Other Consumer	Commercial	Total Allowance
Allowance for loan and lease losses, January 1	$5,935	$4,047	$4,437	$14,419
Loans and leases charged off	(1,841)	(3,620)	(644)	(6,105)
Recoveries of loans and leases previously charged off	732	813	222	1,767
Net charge-offs	(1,109)	(2,807)	(422)	(4,338)
Write-offs of PCI loans	(808)	—	—	(808)
Provision for loan and lease losses	(70)	2,278	835	3,043
Other (1)	(34)	(47)	(1)	(82)
Allowance for loan and lease losses, December 31	3,914	3,471	4,849	12,234
Reserve for unfunded lending commitments, January 1	—	—	528	528
Provision for unfunded lending commitments	—	—	118	118
Reserve for unfunded lending commitments, December 31	—	—	646	646
Allowance for credit losses, December 31	$3,914	$3,471	$5,495	$12,880

	2014
Allowance for loan and lease losses, January 1	$8,518	$4,905	$4,005	$17,428
Loans and leases charged off	(2,219)	(4,149)	(658)	(7,026)
Recoveries of loans and leases previously charged off	1,426	871	346	2,643
Net charge-offs	(793)	(3,278)	(312)	(4,383)
Write-offs of PCI loans	(810)	—	—	(810)
Provision for loan and lease losses	(976)	2,458	749	2,231
Other (1)	(4)	(38)	(5)	(47)
Allowance for loan and lease losses, December 31	5,935	4,047	4,437	14,419
Reserve for unfunded lending commitments, January 1	—	—	484	484
Provision for unfunded lending commitments	—	—	44	44
Reserve for unfunded lending commitments, December 31	—	—	528	528
Allowance for credit losses, December 31	$5,935	$4,047	$4,965	$14,947

	2013
Allowance for loan and lease losses, January 1	$14,933	$6,140	$3,106	$24,179
Loans and leases charged off	(3,766)	(5,495)	(1,108)	(10,369)
Recoveries of loans and leases previously charged off	879	1,141	452	2,472
Net charge-offs	(2,887)	(4,354)	(656)	(7,897)
Write-offs of PCI loans	(2,336)	—	—	(2,336)
Provision for loan and lease losses	(1,124)	3,139	1,559	3,574
Other (1)	(68)	(20)	(4)	(92)
Allowance for loan and lease losses, December 31	8,518	4,905	4,005	17,428
Reserve for unfunded lending commitments, January 1	—	—	513	513
Provision for unfunded lending commitments	—	—	(18)	(18)
Other	—	—	(11)	(11)
Reserve for unfunded lending commitments, December 31	—	—	484	484
Allowance for credit losses, December 31	$8,518	$4,905	$4,489	$17,912

(1)	Primarily represents the net impact of portfolio sales, consolidations and deconsolidations, and foreign currency translation adjustments.
In 2015, 2014 and 2013, for the PCI loan portfolio, the Corporation recorded a provision benefit of $40 million, $31 million and $707 million, respectively. Write-offs in the PCI loan portfolio totaled $808 million, $810 million and $2.3 billion during 2015, 2014 and 2013, respectively. Write-offs included $234 million, $317 million and $414 million associated with the sale of PCI loans during 2015, 2014 and 2013, respectively. Write-offs in 2013 also included certain PCI loans that were ineligible for the National Mortgage Settlement, but had characteristics similar to the eligible loans, and the expectation of future cash proceeds was considered remote. The valuation allowance associated with the PCI loan portfolio was $804 million, $1.7 billion and $2.5 billion at December 31, 2015, 2014 and 2013, respectively.

The table below presents the allowance and the carrying value of outstanding loans and leases by portfolio segment at December 31, 2015 and 2014.

Allowance and Carrying Value by Portfolio Segment

	December 31, 2015
(Dollars in millions)	Consumer Real Estate	Credit Card and Other Consumer	Commercial	Total
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$634	$250	$217	$1,101
Carrying value (3)	21,058	779	2,368	24,205
Allowance as a percentage of carrying value	3.01%	32.09%	9.16%	4.55%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$2,476	$3,221	$4,632	$10,329
Carrying value (3, 4)	226,116	189,660	433,379	849,155
Allowance as a percentage of carrying value (4)	1.10%	1.70%	1.07%	1.22%
Purchased credit-impaired loans
Valuation allowance	$804	n/a	n/a	$804
Carrying value gross of valuation allowance	16,685	n/a	n/a	16,685
Valuation allowance as a percentage of carrying value	4.82%	n/a	n/a	4.82%
Total
Allowance for loan and lease losses	$3,914	$3,471	$4,849	$12,234
Carrying value (3, 4)	263,859	190,439	435,747	890,045
Allowance as a percentage of carrying value (4)	1.48%	1.82%	1.11%	1.37%

	December 31, 2014
Impaired loans and troubled debt restructurings (1)
Allowance for loan and lease losses (2)	$727	$339	$159	$1,225
Carrying value (3)	25,628	1,141	2,198	28,967
Allowance as a percentage of carrying value	2.84%	29.71%	7.23%	4.23%
Loans collectively evaluated for impairment
Allowance for loan and lease losses	$3,556	$3,708	$4,278	$11,542
Carrying value (3, 4)	255,525	183,430	378,732	817,687
Allowance as a percentage of carrying value (4)	1.39%	2.02%	1.13%	1.41%
Purchased credit-impaired loans
Valuation allowance	$1,652	n/a	n/a	$1,652
Carrying value gross of valuation allowance	20,769	n/a	n/a	20,769
Valuation allowance as a percentage of carrying value	7.95%	n/a	n/a	7.95%
Total
Allowance for loan and lease losses	$5,935	$4,047	$4,437	$14,419
Carrying value (3, 4)	301,922	184,571	380,930	867,423
Allowance as a percentage of carrying value (4)	1.97%	2.19%	1.16%	1.66%

(1)
Impaired loans include nonperforming commercial loans and all TDRs, including both commercial and consumer TDRs. Impaired loans exclude nonperforming consumer loans unless they are TDRs, and all consumer and commercial loans accounted for under the fair value option.

(2)	Allowance for loan and lease losses includes $35 million related to impaired U.S. small business commercial at both December 31, 2015 and 2014.

(3)	Amounts are presented gross of the allowance for loan and lease losses.

(4)	Outstanding loan and lease balances and ratios do not include loans accounted for under the fair value option of $6.9 billion and $8.7 billion at December 31, 2015 and 2014.
n/a = not applicable